Emerging Markets Equity Select ETF Expense Example, No Redemption - Emerging Markets Equity Select ETF - Emerging Markets Equity Select ETF	Mar. 31, 2025 USD ($)
Prospectus [Line Items]
Expense Example, No Redemption, 1 Year	$ 78
Expense Example, No Redemption, 3 Years	243
Expense Example, No Redemption, 5 Years	422
Expense Example, No Redemption, 10 Years	$ 942